U.S. Environmental Protection Agency (“EPA”)	12 Months Ended
Dec. 31, 2025
Environmental Remediation Obligations [Abstract]
U.S. Environmental Protection Agency (“EPA”)

9. U.S. Environmental Protection Agency (“EPA”)

Effective December 19, 2021, the Company entered into an amended Settlement Agreement between the Company, Idaho Department of Environmental Quality, U.S. Department of Justice, and the EPA (the “Amended Settlement”). Upon the effectiveness of the Amended Settlement, the Company would become fully compliant with its payment obligations to these parties. The Amended Settlement modified the payment schedule and payment terms for recovery of the historical environmental response costs. Pursuant to the terms of the Amended Settlement, upon purchase of the Bunker Hill Mine and the satisfaction of financial assurance commitments (as described below), the $19,000,000 of cost recovery liabilities were to be paid by the Company to the EPA on the following dates:

Date	Amount
Within 30 days of Settlement Agreement	$2,000,000
November 1, 2024	$3,000,000
November 1, 2025	$3,000,000
November 1, 2026	$3,000,000
November 1, 2027	$3,000,000
November 1, 2028	$3,000,000
November 1, 2029	$2,000,000 plus accrued interest

In addition to the changes in payment terms and schedule, the Amended Settlement includes a commitment by the Company to secure financial assurance for the principle outstanding in the form of performance bonds or letters of credit deemed acceptable to the EPA. The financial assurance can be drawn on by the EPA in the event of non-performance by the Company of its payment obligations under the Amended Settlement (the “Financial Assurance”). The amount of the bonds will decrease over time as individual payments are made.

During the year end December 31, 2024, the Company made a $3,000,000 payment to the EPA bringing the principal of the cost recovery liability to $14,000,000 as of December 31, 2024 and December 31, 2025.

As of December 31, 2025, and December 31, 2024, the Company had two payment bonds of $9,999,000 and $4,001,000 in place to secure this liability. The collateral for the payment bonds is comprised of restricted cash of $2,975,000 for December 31, 2025, and $4,475,000 for December 31, 2024, both shown within current assets and land pledged by third parties, with whom the Company has entered into an agreement that contemplates a monthly fee of $20,000 (payable in cash or common stock of the Company, at the Company’s election) the “Financing Cooperation Agreement”. In the fourth quarter of 2025 the EPA agreed to forebear enforcement of any late payments pursuant to the first amendment of the Amended Settlement Agreement to facilitate ongoing discussion of a potential second amendment to the Amended Settlement Agreement, including the payment due in November 2025. The EPA reserved all rights to resume collection of late payments in the event a Second Amendment of the 2021 Amended Settlement Agreement is not finalized.

The Company recorded accretion expense on the liability of $1,765,315 for the year ended December 31, 2025, bringing the discounted, at 19.5%, net liability to $10,314,544, (previously accrued interest of $154,743) as of December 31, 2025. The Company recorded accretion expense on the liability of $1,975,089 for the year ended December 31, 2024.

Water Treatment Charges – Idaho Department of Environmental Quality (“IDEQ”)

Separate to the cost recovery liability outlined above, the Company is responsible for the payment of ongoing water treatment charges. Water treatment charges incurred through December 31, 2021, were payable to the EPA, and charges thereafter are payable to the IDEQ following a handover of responsibilities for the Central Treatment Plant from the EPA to the IDEQ as of that date.

The Company currently makes monthly payments of $100,000 to the IDEQ as instalments toward the cost of treating water at the Central Treatment Plant. Upon receipt of an invoice from the IDEQ for actual costs incurred, a reconciliation is performed relative to payments made, with an additional payment made or refund received as applicable. The Company accrues $100,000 per month based on its estimate of the monthly cost of water treatment. As of December 31, 2025, a prepaid expense of $nil (December 31, 2024: $100,000) represents the difference between the estimated cost of water treatment and net payments made by the Company to the IDEQ to date. This balance has been recognized on the consolidated balance sheets as accounts receivable and prepaid expenses and accounts payable.